Summary of Potential Number of Shares Vesting under Restricted Stock (Detail) (Cinemark Holdings, Inc.'s, USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cinemark Holdings, Inc.'s
Schedule Of Stock Options [Line Items]
Number of Shares Vesting at IRR of at least 8.5%	38,366	50,981	51,239	132,144
Number of Shares Vesting at IRR of at least 10.5%	76,741	101,974	102,488	264,288
Number of Shares Vesting at IRR of at least 12.5%	115,107	152,955	153,727	396,429
Value at Grant at IRR of at least 8.5%	$ 1,129	$ 1,103	$ 991	$ 2,423
Value at Grant at IRR of at least 10.5%	2,259	2,206	1,983	4,847
Value at Grant at IRR of at least 12.5%	$ 3,389	$ 3,308	$ 2,975	$ 7,271